LOANS RECEIVABLE, NET - Movement of allowance for uncollectible loans receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
LOANS RECEIVABLE, NET
Beginning balance	$ 39,172,141	$ 15,017,029
Provision for allowance of uncollectible loans receivable	5,561,457	22,159,416
Foreign currency translation adjustments	1,382,134	1,995,696
Ending balance	$ 46,115,732	$ 39,172,141